MESSAGE FROM THE INVESTMENT ADVISOR
                                                               The Shelby Funds

Dear Shareholder:                                                April 21, 2003

The past year has been difficult for most investors. Despite record low interest rates and the start of a modest economic recovery, equity markets moved sharply lower. A number of factors contributed to the market's decline, including high oil prices, a lack of corporate spending, and investor concern about military action in the Middle East. We believe, however, that equity valuations remain a primary culprit. In this post-bubble environment, the markets continue to equalize the price of stocks with a lower, more realistic outlook for corporate earnings growth.

For the twelve-month period ending March 31, 2003, The Shelby Funds outperformed both their relevant benchmarks and the broader market. The Shelby Fund Class Y returned -23.28%, versus -24.76% for the S&P 500, and -27.35% for the Lipper Multi Cap Growth Index. Though disappointed with The Shelby Fund's absolute return, we are pleased that Lipper awarded The Shelby Fund its highest rating, "A" for twelve-month performance relative to other Multi Cap Growth funds.

The Shelby Large Cap Fund also outperformed its benchmark, returning -23.67%, versus -24.76% for the S&P 500. The Shelby Large Cap Fund has now outperformed the S&P 500 for six of the past seven calendar years.

In our previous Annual Letter to Shareholders, we stated, "high valuations are the most likely threat to a sustained market recovery." We further stated, "over the near-term markets could continue to consolidate as investors assess earnings prospects and future interest rate trends." Unfortunately, this proved to be true, as earnings began to recover and equities continued to decline.

Our outlook, however, has changed. While equity valuations are not low, they are also no longer high by historical measures. The S&P 500 is currently trading at around 16.6 times current analyst earnings. According to a recent study, 75% of all bear markets end at the median long-term S&P average P/E of around 15.5. Given that interest rates and inflation are at levels well below those experienced during most bear markets, equity valuations may now offer room for modest expansion.

We believe this is an important time for investors. Our analysis indicates both the economy and the market have turned. Last year's fiscal stimulus was the largest in 40 years and should begin to kick in by mid-year. Thus, as 2003 progresses, we believe investors will become increasingly comfortable returning to equity markets. Of course, we could conjure up a scenario in which the post-war liberation effort in Iraq does not go well or America suffers another devastating terrorist attack. However, we see far more likelihood of positive surprises that reignite investor confidence in the year ahead.

Sincerely,


   /s/ Darrell R. Wells /s/ Holland N. McTyeire IV   /s/ James C. Shircliff
   Darrell R. Wells     Holland N. McTyeire, IV, CFA James C. Shircliff, CFA
   /s/ R. Andrew Beck   /s/ Brian S. Stivers
   R. Andrew Beck       Brian S. Stivers

The Shelby Funds

                                    [CHART]

                                The Shelby Fund
                         Value of a $10,000 Investment**
                                (Class Y Shares)

               The Shelby Fund          S&P 500           Russell 2000
              -----------------        ---------          ------------
3/31/1993         $10,000               $10,000             $10,000
3/31/1994          11,470                10,145              11,101
3/31/1995          11,996                11,725              11,712
3/31/1996          15,729                15,482              15,113
3/31/1997          15,250                18,545              15,885
3/31/1998          21,192                27,465              22,559
3/31/1999          23,428                32,535              18,892
3/31/2000          42,650                38,373              25,937
3/31/2001          19,832                30,055              21,961
3/31/2002          20,419                30,128              25,032
3/31/2003          15,627                22,666              18,282

Past performance is not predictive of future results.



  This chart shows the impact of market changes on a theoretical $10,000 invested in The Shelby Fund on 3/31/93, compared to the same theoretical $10,000 invested in the S&P 500 and Russell 2000.

                            Average Annual Return**

                                                            Since
                                   1 Year  5 Year 10 Year Inception
                                   ------- ------ ------- ---------
 The Shelby Fund Class A (no load) -23.47% -5.91%  4.56%   10.29%   (1/1/1981)
 The Shelby Fund Class A*          -27.11% -6.83%  4.07%   10.05%   (1/1/1981)
 The Shelby Fund Class Y           -23.28% -5.71%   4.8%   10.55%   (1/1/1981)

*  Reflects 4.75% sales charge.
** The quoted performance of The Shelby Fund includes performance of certain common trust funds and collective investment funds (the "Commingled Funds") which were managed with full investment authority by principals of SMC Capital, Inc. prior to the establishment of the Fund on July 1, 1994. The performance of the Commingled Funds has been adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The assets of the Commingled Funds were converted into assets of the Fund upon the establishment of the Fund. The Commingled Funds were operated with the same investment objective and used investment strategies in all material respects equivalent to those used for the Fund. During the time period of their existence the Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, the Commingled Funds' performance may have been adversely affected.

                                                               The Shelby Funds


The performance of The Shelby Fund is measured against the Standard & Poor's 500 Index (the Fund's primary benchmark), an unmanaged index generally representative of the U.S. stock market as a whole, and the Russell 2000 Index, an unmanaged index representative of the performance of a basket of 2000 mid-cap stocks. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Funds will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. The composition of the Funds' holdings is subject to change.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services Limited Partnership.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Shelby County Trust Bank or its affiliates, and shares are not federally insured by the FDIC or any other agency. An investment in mutual fund shares involves risks, including the possible loss of principal.

The Shelby Funds

                                    [CHART]

                           The Shelby Large Cap Fund
                         Value of a $10,000 Investment**
                                (Class A Shares)*

            The Shelby Large
                Cap Fund                S&P 500
              -----------              ---------
10/1/1995       $10,000                 $10,000
3/31/1996        11,367                  11,172
3/31/1997        13,457                  13,382
3/31/1998        19,731                  19,818
3/31/1999        23,822                  23,477
3/31/2000        29,403                  27,689
3/31/2001        22,796                  21,687
3/31/2002        22,792                  21,740
3/31/2003        17,397                  16,356

Past performance is not predictive of future results.



  This chart shows the impact of market changes on a theoretical $10,000 invested in The Shelby Large Cap Fund on 10/1/95, compared to the same theoretical $10,000 invested in the S&P 500.

                            Average Annual Return**

                                                             Since
                                    1 Year  5 Year 10 Year Inception
                                    ------- ------ ------- ---------
The Shelby Large Cap Fund Class A
  (no load)                         -23.67% -2.49%           7.66%   (10/1/1995)
The Shelby Large Cap Fund Class A*  -27.33% -3.43%           6.97%   (10/1/1995)

*  Reflects 4.75% sales charge.
** The quoted performance of The Shelby Large Cap Fund includes performance of certain common trust funds and collective investment funds (the "Commingled Funds") which were managed with full investment authority by principals of SMC Capital, Inc. prior to the establishment of the Fund on September 10, 2001. The performance of the Commingled Funds has been adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The assets of the Commingled Funds were converted into assets of the Fund upon the establishment of the Fund. The Commingled Funds were operated with the same investment objective and used investment strategies in all material respects equivalent to those used for the Fund. During the time period of their existence the Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, the Commingled Funds' performance may have been adversely affected.

                                                               The Shelby Funds

The performance of The Shelby Large Cap Fund is measured against the Standard & Poor's 500 Index, an unmanaged index generally representative of the U.S. stock market. This index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Funds will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. The composition of the Funds' holdings is subject to change.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services Limited Partnership.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Shelby County Trust Bank or its affiliates, and shares are not federally insured by the FDIC or any other agency. An investment in mutual fund shares involves risks, including the possible loss of principal.

                               Table of Contents

                     Report of Independent Public Auditors
                                    PAGE  7

                                The Shelby Fund

                      Statement of Assets and Liabilities
                                    PAGE  8

                            Statement of Operations
                                    PAGE  9

                      Statements of Changes in Net Assets
                                   PAGE  10

                       Schedule of Portfolio Investments
                                   PAGE  11

                           The Shelby Large Cap Fund

                      Statement of Assets and Liabilities
                                    PAGE 13

                            Statement of Operations
                                    PAGE 14

                      Statements of Changes in Net Assets
                                    PAGE 15

                       Schedule of Portfolio Investments
                                    PAGE 16

                         Notes to Financial Statements
                                    PAGE 19

                             Financial Highlights
                                    PAGE 27

REPORT OF INDEPENDENT PUBLIC AUDITORS
                                                               The Shelby Funds


To the Board of Trustees and Shareholders of The Shelby Fund and The Shelby Large Cap Fund of the Coventry Group:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Shelby Fund and The Shelby Large Cap Fund of the Coventry Group (a Massachusetts business trust) (collectively "the Funds") as of March 31, 2003, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights presented herein for each of the respective years or periods ended March 31, 2002 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated May 15, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Shelby Fund and The Shelby Large Cap Fund of the Coventry Group as of March 31, 2003, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Columbus, Ohio
May 1, 2003

THE COVENTRY GROUP
THE SHELBY FUND

                      Statement of Assets and Liabilities
                                March 31, 2003

ASSETS:
Investments, at value (cost $17,634,027)............................................... $ 16,576,347
Repurchase agreements, at cost.........................................................      317,481
Cash...................................................................................       11,832
Interest and dividends receivable......................................................        4,663
Receivable from investments sold.......................................................       62,917
Prepaid expenses and other assets......................................................        3,368
                                                                                        ------------
       Total Assets....................................................................   16,976,608
                                                                                        ------------
LIABILITIES:
Options written, at value (premiums received $42,805)..................................       87,900
Accrued expenses and other payables:
   Investment advisory fees............................................................       14,418
   Administration fees.................................................................          282
   Distribution fees...................................................................          132
   Transfer agent......................................................................        8,379
   Other...............................................................................       17,029
                                                                                        ------------
       Total Liabilities...............................................................      128,140
                                                                                        ------------
NET ASSETS:                                                                             $ 16,848,468
                                                                                        ============
Capital................................................................................ $ 30,686,083
Accumulated net realized losses from investment transactions and option transactions...  (12,734,840)
Unrealized depreciation from investments and option transactions.......................   (1,102,775)
                                                                                        ------------
       Net Assets...................................................................... $ 16,848,468
                                                                                        ============
Class Y Shares
   Net Assets.......................................................................... $ 16,229,329
   Shares outstanding..................................................................    2,648,416
   Redemption and offering price per share............................................. $       6.13
                                                                                        ============
Class A Shares
   Net Assets.......................................................................... $    619,139
   Shares outstanding..................................................................      101,052
   Redemption price per share.......................................................... $       6.13
                                                                                        ============
   Maximum Sales Charge................................................................         4.75%
     Maximum Offering Price Per Share (100%/(100%-Maximum Sales Charge) of net asset
       value adjusted to the nearest cent)............................................. $       6.44
                                                                                        ============

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            Statement of Operations
                       For the Year Ended March 31, 2003

INVESTMENT INCOME:
   Interest......................................................................... $     3,110
   Dividends........................................................................     126,882
                                                                                     -----------
       Total Investment Income......................................................     129,992
                                                                                     -----------
EXPENSES:
   Investment advisory..............................................................     195,303
   Administration...................................................................      39,061
   Distribution--Class A............................................................       1,945
   Accounting.......................................................................      45,833
   Custodian........................................................................      21,266
   Transfer agent...................................................................      49,073
   Professional fees................................................................      24,849
   Other............................................................................      29,535
                                                                                     -----------
       Total expenses before waiver.................................................     406,865
       Expenses waived by Administrator.............................................      (9,766)
                                                                                     -----------
       Net Expenses.................................................................     397,099
                                                                                     -----------
Net Investment Loss.................................................................    (267,107)
                                                                                     -----------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS AND OPTION
  CONTRACTS:
Net realized losses from investment transactions and option contracts...............  (2,388,978)
Change in unrealized appreciation/depreciation from investments and option contracts  (2,831,351)
                                                                                     -----------
Net realized/unrealized losses from investments and option contracts................  (5,220,329)
                                                                                     -----------
Change in net assets resulting from operations...................................... $(5,487,436)
                                                                                     ===========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      Statements of Changes in Net Assets

                                                                                Year Ended   Year Ended
                                                                                March 31,    March 31,
                                                                                   2003         2002
                                                                               -----------  ------------
OPERATIONS:
   Net investment loss........................................................ $  (267,107) $   (236,015)
   Net realized loss from investment transactions and option contracts........  (2,388,978)   (5,400,122)
   Change in unrealized appreciation/depreciation from investments and option
     contracts................................................................  (2,831,351)    6,564,479
                                                                               -----------  ------------
Change in net assets resulting from operations................................  (5,487,436)      928,342
                                                                               -----------  ------------
CAPITAL TRANSACTIONS:
CLASS Y SHARES
   Proceeds from shares issued................................................     281,101    14,444,741
   Cost of shares redeemed....................................................  (2,553,080)  (20,866,663)
                                                                               -----------  ------------
Class Y capital transactions..................................................  (2,271,979)   (6,421,922)
                                                                               -----------  ------------
CLASS A SHARES
   Proceeds from shares issued................................................      35,894       553,127
   Cost of shares redeemed....................................................    (168,608)      (96,251)
                                                                               -----------  ------------
Class A capital transactions..................................................    (132,714)      456,876
                                                                               -----------  ------------
Change in net assets from capital transactions................................  (2,404,693)   (5,965,046)
                                                                               -----------  ------------
Change in net assets..........................................................  (7,892,129)   (5,036,704)
NET ASSETS:
   Beginning of year..........................................................  24,740,597    29,777,301
                                                                               -----------  ------------
   End of year................................................................ $16,848,468  $ 24,740,597
                                                                               ===========  ============
SHARE TRANSACTIONS:
CLASS Y SHARES
   Issued.....................................................................      40,672     1,831,546
   Redeemed...................................................................    (367,096)   (2,629,750)
                                                                               -----------  ------------
Change in Class Y Shares......................................................    (326,424)     (798,204)
                                                                               ===========  ============
CLASS A SHARES
   Issued.....................................................................       5,181        66,000
   Redeemed...................................................................     (26,250)      (11,920)
                                                                               -----------  ------------
Change in Class A Shares......................................................     (21,069)       54,080
                                                                               ===========  ============

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                                March 31, 2003



 Shares
   or
Principal               Security                 Value
 Amount                Description                 $
---------   --------------------------------- -----------
Common Stocks (93.2%):
Advertising (1.7%):
 10,000     Lamar Advertising Co.(b).........     293,500

                                              -----------
Apparel Manufacturers (0.9%):
  6,400     Polo Ralph Lauren Corp.(b).......     146,560

                                              -----------
Banks (8.3%):
  5,000     Commerce Bancorp, Inc............     198,700
  5,000     M & T Bank Corp..................     392,900
  5,000     North Fork Bancorporation........     147,250
  7,000     S.Y. Bancorp, Inc................     252,000
 10,000     TCF Financial Corp...............     400,400

                                              -----------
                                                1,391,250

                                              -----------
Cable TV (3.3%):
 20,000     Comcast Corp., Special Class A(b)     549,800

                                              -----------
Computer Software (1.4%):
 10,000     Microsoft Corp...................     242,100

                                              -----------
Data Processing/Management (3.0%):
 20,000     Certegy, Inc.(b).................     504,000

                                              -----------
Electronic Components--Semiconductors (7.9%):
 30,000     Applied Materials, Inc.(b).......     377,400
 30,000     ARM Holdings PLC--ADR(b).........      73,200
 20,000     Intel Corp.......................     325,600
 20,000     Texas Instruments, Inc...........     327,400
 10,000     Xilinx, Inc.(b)..................     234,100

                                              -----------
                                                1,337,700

                                              -----------
Financial Services (1.5%):
 37,500     eFunds Corp.(b)..................     257,625

                                              -----------
Information Technology (2.0%):
 20,000     Cisco Systems, Inc.(b)...........     259,600
 10,000     Juniper Networks, Inc.(b)........      81,700

                                              -----------
                                                  341,300

                                              -----------
Medical--HMO (2.8%):
  7,000     Anthem, Inc.(b)..................     463,750

                                              -----------

 Shares
   or
Principal              Security                 Value
 Amount               Description                 $
---------   -------------------------------  -----------
Common Stocks, continued:
Medical--Hospitals (2.8%):
  5,000     HCA, Inc........................     206,800
 15,900     Tenet Healthcare Corp.(b).......     265,530

                                             -----------
                                                 472,330

                                             -----------
Medical--Wholesale Drug Distribution (4.5%):
 11,100     AmerisourceBergen Corp..........     582,750
  3,000     Cardinal Health, Inc............     170,910

                                             -----------
                                                 753,660

                                             -----------
Medical Instruments (2.7%):
 15,000     Biomet, Inc.....................     459,750

                                             -----------
Medical Products/Supplies (16.0%):
 14,600     Alcon, Inc.(b)..................     598,892
 10,000     Johnson & Johnson...............     578,700
 22,500     Medtronic, Inc..................   1,015,200
 10,000     Zimmer Holdings, Inc.(b)........     486,300

                                             -----------
                                               2,679,092

                                             -----------
Multimedia (0.9%):
 40,000     Gemstar-TV Guide International,
             Inc.(b)........................     146,760

                                             -----------
Pharmaceuticals (11.3%):
 20,000     Amgen, Inc.(b)..................   1,151,000
 10,000     Bristol-Myers Squibb Co.........     211,300
 10,000     Merck & Co., Inc................     547,800

                                             -----------
                                               1,910,100

                                             -----------
Radio (3.5%):
 15,000     Cox Radio, Inc., Class A(b).....     309,900
 18,300     Cumulus Media, Inc.(b)..........     266,448
  1,500     Radio One, Inc., Class D(b).....      19,860

                                             -----------
                                                 596,208

                                             -----------
Retail (9.8%):
  7,500     AutoZone, Inc.(b)...............     515,325
 17,500     Big Lots, Inc.(b)...............     196,875
 15,000     CVS Corp........................     357,750
 20,000     Walgreen Co.....................     589,600

                                             -----------
                                               1,659,550

                                             -----------

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                                March 31, 2003


 Shares
   or
Principal             Security                 Value
 Amount              Description                 $
--------- --------------------------------- -----------
Common Stocks, continued:
Security Services (1.1%):
 37,600   ICTS International N.V...........     192,512

                                            -----------
Telecommunications (7.8%):
 10,000   AT&T Wireless Services, Inc.(b)..      66,000
 40,000   Cox Communications, Inc.,
           Class A(b)......................   1,244,400

                                            -----------
                                              1,310,400

                                            -----------
  Total Common Stocks                        15,707,947

                                            -----------
Preferred Stocks (2.3%):
Multimedia (2.3%):
  7,500   Emmis Communications Corp.,
           Class A.........................     294,375
  2,500   Sinclair Broadcasting Group, Inc.      90,625

                                            -----------
  Total Preferred Stocks                        385,000

                                            -----------

 Shares
   or
Principal                Security                   Value
 Amount                 Description                   $
---------   -----------------------------------  -----------
Exchange-traded Funds (2.9%):
  10,000    Nasdaq--100 Index Tracking Stock(b).     252,500
  10,000    Semiconductor HOLDRs Trust..........     230,900

                                                 -----------
  Total Exchange-traded Funds                        483,400

                                                 -----------
Repurchase Agreements (1.9%):
$317,481    Fifth Third Bank, .88%, 4/1/03,
             dated 3/31/03, with a maturity
             value of $317,489..................     317,481

                                                 -----------
  Total Repurchase Agreements                        317,481

                                                 -----------
  Total Investments
   (Cost $17,951,508)(a)--100.3%                  16,893,828
  Liabilities in excess of other assets--(0.3)%      (45,360)

                                                 -----------
  NET ASSETS--100.0%                             $16,848,468

                                                 ===========

--------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $18,031,852, which differs from value by unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,760,776
                    Unrealized depreciation....  (2,898,800)
                                                -----------
                    Net unrealized depreciation $(1,138,024)
                                                ===========

(b) Represents non-income producing security.

ADR--American Depositary Receipt
PLC--Public Limited Company

                                                           Number of  Value
                                                           Contracts    $
                                                           --------- -------
  Written options outstanding at March 31, 2003:
  Put options:
    S&P 500 Index (strike price $900, expires on 4/19/03).    15     (87,900)
                                                                     -------
    Total put options (premium received $42,805)..........           (87,900)
                                                                     =======

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                      Statement of Assets and Liabilities
                                March 31, 2003

ASSETS:
Investments, at value (cost $24,543,959)........................................... $19,806,956
Repurchase agreements, at cost.....................................................     316,724
Interest and dividends receivable..................................................      24,447
Prepaid expenses and other assets..................................................       2,343
                                                                                    -----------
       Total Assets................................................................  20,150,470
                                                                                    -----------
LIABILITIES:
Payable for investments purchased..................................................      27,920
Accrued expenses and other payables:
   Investment advisory fees........................................................       4,966
   Administration fees.............................................................         336
   Distribution fees...............................................................       4,251
   Transfer agent..................................................................      18,302
   Other...........................................................................      22,193
                                                                                    -----------
       Total Liabilities...........................................................      77,968
                                                                                    -----------
NET ASSETS:                                                                         $20,072,502
                                                                                    ===========
Capital............................................................................ $26,441,538
Accumulated net realized losses from investment transactions.......................  (1,632,033)
Unrealized depreciation from investments...........................................  (4,737,003)
                                                                                    -----------
   Net Assets...................................................................... $20,072,502
                                                                                    ===========
   Shares outstanding..............................................................   2,451,038
   Redemption price per share...................................................... $      8.19
                                                                                    ===========
Maximum Sales Charge...............................................................        4.75%
   Maximum Offering Price Per Share (100%/(100%-Maximum Sales Charge) of net asset
     value adjusted to the nearest cent)........................................... $      8.60
                                                                                    ===========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                            Statement of Operations
                       For the Year Ended March 31, 2003

  INVESTMENT INCOME:
     Interest.................................................... $     6,242
     Dividends...................................................     303,621
                                                                  -----------
         Total Investment Income.................................     309,863
                                                                  -----------
  EXPENSES:
     Investment advisory.........................................     177,857
     Administration..............................................      41,849
     Distribution................................................      52,311
     Accounting..................................................      37,273
     Custodian...................................................       5,619
     Transfer agent..............................................      36,559
     Professional fees...........................................      33,090
     Other.......................................................      26,945
                                                                  -----------
         Total expenses before waivers/reimbursements............     411,503
         Expenses waived/reimbursed by Investment Advisor........     (55,982)
         Expenses waived by Administrator........................     (10,462)
                                                                  -----------
         Net Expenses............................................     345,059
                                                                  -----------
  Net Investment Loss............................................     (35,196)
                                                                  -----------
  REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment transactions...............  (1,158,423)
  Change in unrealized appreciation/depreciation from investments  (4,758,663)
                                                                  -----------
  Net realized/unrealized losses from investments................  (5,917,086)
                                                                  -----------
  Change in net assets resulting from operations................. $(5,952,282)
                                                                  ===========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                      Statements of Changes in Net Assets

                                                                     Year Ended  Period Ended
                                                                     March 31,    March 31,
                                                                        2003       2002(a)
                                                                    -----------  ------------
OPERATIONS:
   Net investment loss............................................. $   (35,196) $   (54,987)
   Net realized losses from investment transactions................  (1,158,423)    (473,610)
   Change in unrealized appreciation/depreciation from investments.  (4,758,663)   2,162,605
                                                                    -----------  -----------
Change in net assets resulting from operations.....................  (5,952,282)   1,634,008
                                                                    -----------  -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued.....................................   3,947,802    4,629,309
   Proceeds from common trust conversion...........................          --   20,872,542
   Cost of shares redeemed.........................................  (2,545,979)  (2,512,898)
                                                                    -----------  -----------
Change in net assets from capital transactions.....................   1,401,823   22,988,953
                                                                    -----------  -----------
Change in net assets...............................................  (4,550,459)  24,622,961
NET ASSETS:
   Beginning of period.............................................  24,622,961           --
                                                                    -----------  -----------
   End of period................................................... $20,072,502  $24,622,961
                                                                    ===========  ===========
SHARE TRANSACTIONS:
   Issued..........................................................     443,546      450,877
   Issued from common trust conversion.............................          --    2,087,254
   Redeemed........................................................    (287,306)    (243,333)
                                                                    -----------  -----------
Change in shares...................................................     156,240    2,294,798
                                                                    ===========  ===========

--------
(a) For the period from September 10, 2001 (commencement of operations) through March 31, 2002.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                                March 31, 2003


 Shares
   or
Principal               Security                   Value
 Amount                Description                   $
--------- ------------------------------------- -----------
Common Stocks (98.7%):
Aerospace/Defense (0.9%):
  1,900   General Dynamics Corp................     104,633
  1,700   Lockheed Martin Corp.................      80,835

                                                -----------
                                                    185,468

                                                -----------
Banks (8.9%):
  7,000   Bank of New York Co., Inc............     143,500
  5,200   Fifth Third Bancorp..................     260,728
  8,300   National City Corp...................     231,155
  3,700   Northern Trust Corp..................     112,665
 11,625   SouthTrust Corp......................     296,786
  4,800   State Street Corp....................     151,824
  5,250   SunTrust Banks, Inc..................     276,413
  6,900   Wells Fargo & Co.....................     310,430

                                                -----------
                                                  1,783,501

                                                -----------
Beverages (2.5%):
  2,200   Anheuser-Busch Cos., Inc.............     102,542
  5,289   Coca-Cola Co.........................     214,099
  4,800   PepsiCo, Inc.........................     192,000

                                                -----------
                                                    508,641

                                                -----------
Computer Services (1.5%):
  4,825   Computer Sciences Corp.(b)...........     157,054
  7,800   Electronic Data Systems Corp.........     137,280

                                                -----------
                                                    294,334

                                                -----------
Computer Software (4.9%):
  5,300   BMC Software, Inc.(b)................      79,977
 27,200   Microsoft Corp.......................     658,512
 22,600   Oracle Corp.(b)......................     245,187

                                                -----------
                                                    983,676

                                                -----------
Computers (4.5%):
  6,525   Dell Computer Corp.(b)...............     178,198
 12,000   Gateway, Inc.(b).....................      28,320
  7,900   Hewlett-Packard Co...................     122,845
  5,850   International Business Machines Corp.     458,816
 32,236   Sun Microsystems, Inc.(b)............     105,089

                                                -----------
                                                    893,268

                                                -----------
Computers--Peripheral Equipment (0.4%):
 11,300   EMC Corp.(b).........................      81,699

                                                -----------

 Shares
   or
Principal               Security                 Value
 Amount                Description                 $
---------    -------------------------------  -----------
Common Stocks, continued:
Cosmetics/Personal Care (3.0%):
  2,300      Colgate-Palmolive Co............     125,212
  2,250      Gillette Co.....................      69,615
  4,650      Procter & Gamble Co.............     414,083

                                              -----------
                                                  608,910

                                              -----------
Data Processing/Management (2.1%):
  6,550      Automatic Data Processing, Inc..     201,675
  5,700      First Data Corp.................     210,957

                                              -----------
                                                  412,632

                                              -----------
Diversified Manufacturing (7.0%):
    600      Danaher Corp....................      39,456
  5,000      Federal Signal Corp.............      71,000
 29,800      General Electric Co.............     759,900
  3,665      Illinois Tool Works, Inc........     213,120
  3,900      Lancaster Colony Corp...........     149,561
  3,000      United Technologies Corp........     173,340

                                              -----------
                                                1,406,377

                                              -----------
Electronic Components (0.7%):
  3,000      Emerson Electric Co.............     136,050

                                              -----------
Electronic Components--Semiconductors (2.3%):
  6,000      Applied Materials, Inc.(b)......      75,480
 22,050      Intel Corp......................     358,974
  2,229      Texas Instruments, Inc..........      36,489

                                              -----------
                                                  470,943

                                              -----------
Entertainment (0.4%):
  5,000      Walt Disney Co..................      85,100

                                              -----------
Financial Services (10.1%):
  6,410      American Express Co.............     213,004
 17,200      Citigroup, Inc..................     592,539
  4,550      Fannie Mae......................     297,343
  2,800      Franklin Resources, Inc.........      92,148
  4,100      Freddie Mac.....................     217,710
  2,000      MBIA, Inc.......................      77,280
  9,700      MBNA Corp.......................     145,985
 10,000      Providian Financial Corp.(b)....      65,600
  8,500      Washington Mutual, Inc..........     299,795

                                              -----------
                                                2,001,404

                                              -----------

                                   Continued

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                                March 31, 2003


 Shares
   or
Principal             Security                  Value
 Amount              Description                  $
--------- ---------------------------------- -----------
Common Stocks, continued:
Food Products & Services (2.0%):
  8,300   ConAgra Foods, Inc................     166,664
  9,300   SYSCO Corp........................     236,592

                                             -----------
                                                 403,256

                                             -----------
Food Stores (1.3%):
  5,100   Albertson's, Inc..................      96,135
  7,750   Kroger Co.(b).....................     101,913
  3,500   Safeway, Inc.(b)..................      66,255

                                             -----------
                                                 264,303

                                             -----------
Health Services (0.4%):
  3,400   First Health Group Corp.(b).......      86,496

                                             -----------
Household Products (0.6%):
  4,200   Newell Rubbermaid, Inc............     119,070

                                             -----------
Information Technology (1.4%):
 21,516   Cisco Systems, Inc.(b)............     279,278

                                             -----------
Insurance (4.1%):
  6,450   Allstate Corp.....................     213,947
  9,700   American International Group, Inc.     479,665
  3,200   Marsh & McLennan Cos., Inc........     136,416

                                             -----------
                                                 830,028

                                             -----------
Medical--Hospitals (0.7%):
  2,500   Health Management Associates Inc.,
           Class A..........................      47,500
  2,200   Universal Health Services, Inc.,
           Class B(b).......................      89,694

                                             -----------
                                                 137,194

                                             -----------
Medical--Wholesale Drug Distribution (1.6%):
  5,700   Cardinal Health, Inc..............     324,729

                                             -----------
Medical Products/Supplies (5.2%):
  2,600   Henry Schein, Inc.(b).............     117,260
 10,925   Johnson & Johnson.................     632,230
  6,742   Medtronic, Inc....................     304,199

                                             -----------
                                               1,053,689

                                             -----------

 Shares
   or
Principal           Security                Value
 Amount            Description                $
--------- ------------------------------ -----------
Common Stocks, continued:
Multimedia (1.2%):
 13,000   AOL Time Warner, Inc.(b)......     141,180
  3,000   Viacom, Inc., Class B(b)......     109,560

                                         -----------
                                             250,740

                                         -----------
Office Equipment & Supplies (1.5%):
  2,874   Lexmark International, Inc.(b)     192,414
  3,500   Pitney Bowes, Inc.............     111,720

                                         -----------
                                             304,134

                                         -----------
Paints & Coatings (1.5%):
 15,200   RPM, Inc......................     159,600
  5,700   Sherwin-Williams Co...........     150,651

                                         -----------
                                             310,251

                                         -----------
Pharmaceuticals (10.2%):
  3,800   Abbott Laboratories...........     142,918
  5,600   Amgen, Inc.(b)................     322,280
  2,311   Biogen, Inc.(b)...............      69,238
  4,900   Bristol-Myers Squibb Co.......     103,537
  6,525   Merck & Co., Inc..............     357,439
 29,900   Pfizer, Inc...................     931,683
  2,550   Wyeth.........................      96,441

                                         -----------
                                           2,023,536

                                         -----------
Restaurants (0.9%):
  8,200   McDonald's Corp...............     118,572
  2,500   Wendy's International, Inc....      68,775

                                         -----------
                                             187,347

                                         -----------
Retail (11.4%):
  2,400   AutoZone, Inc.(b).............     164,904
  6,550   Bed Bath & Beyond, Inc.(b)....     226,237
  2,900   Best Buy Co., Inc.(b).........      78,213
 12,075   Home Depot, Inc...............     294,147
  1,800   Kohl's Corp.(b)...............     101,844
  6,000   Lowe's Cos., Inc..............     244,920
 10,100   Target Corp...................     295,526
 12,000   Wal-Mart Stores, Inc..........     624,359
  8,174   Walgreen Co...................     240,970

                                         -----------
                                           2,271,120

                                         -----------

                                   Continued

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                                March 31, 2003


 Shares
   or
Principal              Security                   Value
 Amount               Description                   $
--------- ------------------------------------ -----------
Common Stocks, continued:
Shipping/Transportation (0.7%):
  2,400   United Parcel Service, Inc., Class B     136,800

                                               -----------
Telecommunications (3.8%):
  2,250   Alltel Corp.........................     100,710
  6,700   BellSouth Corp......................     145,189
 10,700   SBC Communications, Inc.............     214,642
  8,600   Verizon Communications, Inc.........     304,010

                                               -----------
                                                   764,551

                                               -----------
Telecommunications Equipment (1.0%):
  8,700   Nokia Corp.--ADR....................     121,887
  2,400   QUALCOMM, Inc.......................      86,544

                                               -----------
                                                   208,431

                                               -----------
  Total Common Stocks                           19,806,956

                                               -----------

 Shares
   or
Principal               Security                   Value
 Amount                Description                   $
--------- ------------------------------------- -----------
Repurchase Agreements (1.6%):
$316,724  Fifth Third Bank, .88%, 4/1/03, dated
           3/31/03, with a maturity value of
           $316,732............................     316,724

                                                -----------
  Total Repurchase Agreements                       316,724

                                                -----------
  Total Investments
   (Cost $24,860,683)(a)--100.3%                 20,123,680
  Liabilities in excess of other assets--(0.3)%     (51,178)

                                                -----------
  NET ASSETS--100.0%                            $20,072,502

                                                ===========

--------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $24,890,751, which differs from value by unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,385,370
                    Unrealized depreciation....  (6,152,441)
                                                -----------
                    Net unrealized depreciation $(4,767,071)
                                                ===========

(b) Represents non-income producing security.

ADR--American Depositary Receipt

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2003

1. Organization:

  The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of the date of this report, the Group offered multiple separate series, each with its own investment objective. The accompanying financial statements are for The Shelby Fund and The Shelby
  Large Cap Fund (collectively, the "Funds" and individually, a "Fund"), two series within the Group. The other funds of the Group are presented elsewhere.

  As of March 31, 2003, the Funds are authorized to sell three classes of shares, namely Class Y shares, Class A shares and Class B shares. Class B shares of the Funds and Class Y Shares of The Shelby Large Cap Fund have not been offered for sale as of March 31, 2003. Each Class A and Class Y share of the Fund represents identical interests in the Fund's investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. Significant Accounting Principles:

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in common and preferred stocks, exchange-traded funds, commercial paper, corporate bonds, U.S. Government securities, and U.S. Government agency securities are valued at their market values determined on the basis of the latest available bid quotation (ask quotation for short sale positions) in the principal market (closing prices if the principal market is an exchange) in which such securities are normally traded. Investments in mutual funds are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair value by the investment adviser under the supervision of the Group's Board of Trustees. Pricing services may be used to value certain securities when the prices provided are believed to reflect the fair market value of such securities.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2003


     Security Transactions and Related Income:

     Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may enter into repurchase agreements with financial institutions such as banks and broker-dealers which the investment advisor, SMC Capital, Inc., deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by a Fund's custodian or another qualified custodian. The repurchase agreements outstanding as of March 31, 2003 were collateralized by U.S. Government securities.

     Short Sale Transactions:

     The Funds may from time to time sell securities short. Short sales are transactions in which a Fund sells a security it does not own (but has borrowed), in anticipation of a decline in the market value of that security. The Funds may engage in short sales "against the box", in which a Fund, at the time of the short sale, owns or has the right to obtain securities equivalent in kind and amount. A Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which a Fund must purchase or deliver the security sold short. A Fund will realize a gain if the security declines in value between those dates. All short sales must be collateralized to the extent required by the applicable law. A Fund maintains the collateral in a segregated account with its custodian, consisting of cash and securities sufficient to collateralize its obligation on the short positions.

     Options Transactions:

     The Funds may write (sell) and purchase put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for the purpose of earning additional income (i.e. speculation).

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2003


     When a Fund writes a covered call or put option, an amount equal to the net premium received is included in a Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. The risk associated with writing an option is that a Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price which could be significantly different from the current market value.

     When a Fund purchases a call or put option, an amount equal to the premium paid is included in a Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Written and purchased options are non-income producing securities.

     The table below reflects The Shelby Fund's activity in written options during the year ended March 31, 2003. The Shelby Large Cap Fund had no written option activity during the year. The premiums column represents the premiums paid by the option counterparties to the Fund in connection with entering into the written options.

     Written option activities for the year ended March 31, 2003:

     The Shelby Fund

                                         Call Options         Put Options
                                     -------------------  -------------------
                                     Number of            Number of
                                     Contracts  Premiums  Contracts  Premiums
                                     --------- ---------  --------- ---------
  Balance at beginning of year......      0    $       0       0    $       0
  Options written...................     95      441,507     130      476,209
  Options closed....................    (95)    (441,507)   (115)    (433,404)
                                        ---    ---------    ----    ---------
  Options outstanding at end of year      0    $       0      15    $  42,805
                                        ===    =========    ====    =========

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2003


     Distributions to Shareholders:

     Distributions from net investment income, if any, are declared and paid semi-annually by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by the Funds.

     Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital. Distributions in 2002 and 2001 were the same for book and tax purposes.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all, or substantially all, federal income taxes.

     Expense Allocation:

     Expenses that are directly related to a Fund are charged directly to that Fund, while general Group expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3. Purchases and Sales of Securities:

  Purchases and sales of portfolio securities (excluding short-term securities) for the year ended March 31, 2003 were as follows:

                                          Purchases     Sales
                                         ----------- -----------
               The Shelby Fund.......... $16,147,288 $17,170,932
               The Shelby Large Cap Fund $ 5,654,581 $ 3,393,429

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2003


4. Related Party Transactions:

  Investment advisory services are provided to the Funds by SMC Capital, Inc. ("SMC"). Under the terms of the Investment Advisory Agreement, SMC is entitled to receive fees computed based on an annual percentage of 1.00% of the average daily net assets of The Shelby Fund and 0.85% of the average daily net assets of The Shelby Large Cap Fund.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the Administration Agreement, BISYS Ohio is entitled to receive fees computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. For the year ended March 31, 2003, BISYS Ohio waived fees for The Shelby Fund and The Shelby Large Cap Fund in the amounts of $9,766 and $10,462, respectively.

  BISYS Ohio also serves the Funds as transfer agent and fund accountant. Under the terms of the Transfer Agency and Fund Accounting Agreements, BISYS Ohio's fees are computed on the basis of the number of shareholders and average daily net assets, respectively, plus out-of-pocket expenses.

  BISYS Fund Services Limited Partnership ("BISYS") serves as the Funds' distributor and has entered into a Service and Distribution Plan (the "Plan"). This Plan is pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class B shares of the Funds may directly incur or reimburse BISYS for expenses related to the distribution and promotion of such shares. The annual limitation for payment of such expenses is 0.25% and 1.00% of the average daily net assets of Class A and Class B, respectively. BISYS receives no fees from the Funds for providing distribution services to the Funds. BISYS is entitled to receive commissions on sales of shares of the Funds. For the year ended March 31, 2003, BISYS received $2,255 from commissions earned on the sale of Class A shares.

  SMC has entered into an expense limitation agreement with The Shelby Large Cap Fund to limit the total fund operating expenses of the Fund's Class A and Class B Shares to 1.65% and 2.40% of the Fund's average daily net assets, respectively, for the Fund's current fiscal year. The Fund has agreed contractually to repay SMC for amounts waived or reimbursed by SMC pursuant to the expense limitation agreement provided that such repayment does not cause the total fund operating expenses of the Class A Shares and the Class B Shares to exceed 1.65% and 2.40%, respectively, and the repayment is made within three years after the year in which SMC incurred the expense. For the year ended March 31, 2003, SMC waived fees and/or reimbursed expenses for the Fund in the amount of $55,982. Since the Fund's commencement of operations on September 10, 2001, SMC has waived fees and/or reimbursed expenses for the Fund in the amount of $99,226, and SMC is currently eligible to be repaid this amount by the Fund, subject to the percentage limitations referenced above.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2003


5. Common Trust Conversion:

  On September 10, 2001, The Shelby Large Cap Fund commenced operations with the combination of all of the assets and liabilities of several common trust funds. The following is a summary of shares issued, net assets converted, net asset value per share, and unrealized depreciation as of the conversion date:

                                                     Net Asset
                                            Net      Value Per  Unrealized
                                Shares     Assets      Share   Depreciation
                               --------- ----------- --------- ------------
The Shelby Large Cap Fund..... 2,087,254 $20,872,542  $10.00   ($2,140,944)

6. Federal Income Tax Information:

  As of March 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                               Undistributed                            Accumulated                       Total
                 Undistributed   Long-Term                                Capital       Unrealized     Accumulated
                   Ordinary       Capital    Accumulated Distributions   and Other    Appreciation/     Earnings/
                    Income         Gains      Earnings      Payable       Losses*    (Depreciation)**   (Deficit)
                 ------------- ------------- ----------- ------------- ------------  ---------------- ------------
The Shelby
 Fund...........      $--           $--          $--          $--      $(12,699,591)   $(1,138,024)   $(13,837,615)
The Shelby Large
 Cap Fund.......       --            --           --           --        (1,601,965)    (4,767,071)     (6,369,036)

* At March 31, 2003, the Funds had the following capital loss carryforwards, which are available to offset future capital gains, if any, on securities transactions to the extent provided for in the Code:

                                             Amount    Expires
                                           ----------- -------
                 The Shelby Fund.......... $10,280,842  2010
                                           $ 1,187,691  2011
                 The Shelby Large Cap Fund $   441,098  2010
                                           $   813,588  2011

** The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to tax deferral of losses on wash sales.

  Under current tax law, capital losses realized after October 31, within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year.

  The following deferred losses will be treated as arising on the first day of the fiscal year ended March 31, 2004:

                      The Shelby Fund.......... $1,231,058
                      The Shelby Large Cap Fund $  347,279

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2003


7. Change in Independent Auditor (Unaudited):

  On May 16, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Funds, and Ernst & Young LLP (Ernst & Young) was selected as the Funds' new independent auditor. The Funds' selection of Ernst & Young as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

  Arthur Andersen's reports on the Funds' financial statements for the years ended March 31, 2002 and 2001 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

8. Trustees (Unaudited):

                                                                              Number of
                                                                              Portfolios
                                      Term of                                  in Fund      Other
                        Position(s) Office and                                 Complex   Trusteeships
                         Held with   Length of     Principal Occupation(s)     Overseen    Held by
Name, Address, and Age     Fund     Time Served      During Past 5 Years      by Trustee   Trustee*
----------------------  ----------- ----------- ----------------------------- ---------- ------------

Non-Interested Trustees

Maurice G. Stark.......  Trustee      2/92 to   Retired                           16
  3435 Stelzer Road                   present
  Columbus, OH 43219
  Age: 67

John H. Ferring IV.....  Trustee      5/98 to   President and owner, Plaze,       16
  3435 Stelzer Road                   present   Inc.--1979 to present
  Columbus, OH 43219
  Age: 50

Michael Van Buskirk....  Trustee      2/92 to   Chief Executive Officer, Ohio     16     BISYS
  3435 Stelzer Road                   present   Bankers Assoc. (industry                 Variable
  Columbus, OH 43219                            trade association)--5/91 to              Insurance
  Age: 56                                       present                                  Funds

Interested Trustee

Jeffrey R. Young/1/....  Chairman     8/99 to   Employee of BISYS Fund            16
  3435 Stelzer Road      and          present   Services--10/93 to present
  Columbus, OH 43219     Trustee
  Age: 38

Walter B. Grimm/1/.....  Trustee      4/96 to   Employee of BISYS Fund            16     American
  3435 Stelzer Road                   present   Services--6/92 to present                Performance
  Columbus, OH 43219                                                                     Funds
  Age: 57

--------
*  Not reflected in prior column.
/1/ Mr. Grimm and Mr. Young may be deemed to be an "interested person," as defined by the 1940 Act, because of their employment with BISYS Fund Services.

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2003


9. Officers Who Are Not Trustees (Unaudited):

                                     Term of
                       Position(s) Office and
                        Held with   Length of         Principal Occupation(s)
Name, Address, and Age    Fund     Time Served          During Past 5 Years
---------------------- ----------- ----------- --------------------------------------

 Sue Walters..........  Vice       Since 2000  Employee of BISYS Fund Services--
   3435 Stelzer Road    President              7/90 to present
   Columbus, OH 43219
   Age: 51

 Jennifer R. Hankins..  Vice       Since 1998  Employee of BISYS Fund Services--
   3435 Stelzer Road    President              10/98 to present
   Columbus, OH 43219
   Age: 36

 Lara Bocskey.........  Vice       Since 2002  Employee of BISYS Fund Services--
   3435 Stelzer Road    President              5/98 to present; Employee of First of
   Columbus, OH 43219                          America Bank Corporation from 1996
   Age: 32                                     to 1998

 Nadeem Yousaf........  Treasurer  Since 1999  Employee of BISYS Fund Services--
   3435 Stelzer Road                           8/99 to present; Employee of Investors
   Columbus, OH 43219                          Bank and Trust from 3/97--6/99;
   Age: 33                                     Employee of PricewaterhouseCoopers
                                               LLP from 10/94--3/97

 George L. Stevens....  Secretary  Since 1996  Employee of BISYS Fund Services--
   3435 Stelzer Road                           9/96 to present
   Columbus, OH 43219
   Age: 51

 Alaina V. Metz.......  Assistant  Since 1995  Employee of BISYS Fund Services--
   3435 Stelzer Road    Secretary              6/95 to present
   Columbus, OH 43219
   Age: 34

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-762-6212.

THE COVENTRY GROUP
THE SHELBY FUND

                             Financial Highlights

Selected data for a share outstanding
throughout the periods indicated:

                                                                        Class Y Shares
                                                    ----------------------------------------------------
                                                      Year       Year       Year       Year       Year
                                                      Ended      Ended      Ended      Ended      Ended
                                                    March 31,  March 31,  March 31,  March 31,  March 31,
                                                      2003       2002       2001       2000       1999
                                                    ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period...............  $  7.99    $  7.75    $ 20.08    $ 11.53    $ 13.66
                                                     -------    -------    -------    -------    -------
Operations:
 Net investment loss...............................    (0.10)     (0.08)     (0.09)     (0.16)     (0.10)
 Net realized/unrealized gains/(losses) from
   investments and options.........................    (1.76)      0.32     (10.08)      9.39       1.07
                                                     -------    -------    -------    -------    -------
Total from operations..............................    (1.86)      0.24     (10.17)      9.23       0.97
                                                     -------    -------    -------    -------    -------
Dividends:
 Net realized gains from investment transactions...       --         --      (2.16)     (0.68)     (3.10)
                                                     -------    -------    -------    -------    -------
Total from dividends...............................       --         --      (2.16)     (0.68)     (3.10)
                                                     -------    -------    -------    -------    -------
Change in net asset value per share................    (1.86)      0.24     (12.33)      8.55      (2.13)
                                                     -------    -------    -------    -------    -------
Net Asset Value, End of Period.....................  $  6.13    $  7.99    $  7.75    $ 20.08    $ 11.53
                                                     =======    =======    =======    =======    =======
Total Return.......................................   (23.28%)     3.10%    (53.42%)    82.50%     10.82%
Ratios/Supplemental Data:
 Net Assets, end of period (000)...................  $16,229    $23,763    $29,248    $68,417    $38,204
 Ratio of expenses to average net assets...........     1.99%      1.78%      1.45%      1.59%      1.48%
 Ratio of net investment loss to average net assets    (1.36%)    (0.84%)    (0.67%)    (1.18%)    (0.67%)
 Ratio of expenses to average net assets*..........     2.05%      1.83%      1.50%      1.64%      1.53%
 Portfolio Turnover**..............................    83.54%     70.83%    284.76%    122.25%    161.45%

--------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                             Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                                            Class A Shares
                                                             ----------------------------------------
                                                               Year       Year      Year       Period
                                                               Ended      Ended     Ended       Ended
                                                             March 31,  March 31, March 31,   March 31,
                                                               2002       2002      2001       2000(a)
                                                             ---------  --------- ---------  ---------
Net Asset Value, Beginning of Period........................  $  8.01    $ 7.78    $ 20.18    $ 12.38
                                                              -------    ------    -------    -------
Operations:
 Net investment loss........................................    (0.12)    (0.07)     (0.12)     (0.03)
 Net realized/unrealized gains/(losses) from investments and
   options..................................................    (1.76)     0.30     (10.12)      8.51
                                                              -------    ------    -------    -------
Total from operations.......................................    (1.88)     0.23     (10.24)      8.48
                                                              -------    ------    -------    -------
Dividends:
 Net realized gains from investment transactions............       --        --      (2.16)     (0.68)
                                                              -------    ------    -------    -------
Total from dividends........................................       --        --      (2.16)     (0.68)
                                                              -------    ------    -------    -------
Change in net asset value per share.........................    (1.88)     0.23     (12.40)      7.80
                                                              -------    ------    -------    -------
Net Asset Value, End of Period..............................  $  6.13    $ 8.01    $  7.78    $ 20.18
                                                              =======    ======    =======    =======
Total Return (excludes sales charge)........................   (23.47%)    2.96%    (53.50%)    74.29%(b)
Ratios/Supplemental Data:
 Net Assets, end of period (000)............................  $   619    $  978    $   529    $    54
 Ratio of expenses to average net assets....................     2.23%     2.03%      1.72%      1.64%(c)
 Ratio of net investment loss to average net assets.........    (1.60%)   (1.15%)    (0.86%)    (1.42%)(c)
 Ratio of expenses to average net assets*...................     2.28%     2.08%      1.77%      1.70%(c)
 Portfolio Turnover**.......................................    83.54%    70.83%    284.76%    122.25%

--------
(a) For the period from October 28, 1999 (commencement of operations) through March 31, 2000.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                             Financial Highlights

Selected data for a share outstanding
throughout the periods indicated:

                                                        Year       Period
                                                        Ended       Ended
                                                      March 31,   March 31,
                                                        2003      2002 (a)
                                                      ---------  ---------
  Net Asset Value, Beginning of Period...............  $ 10.73    $ 10.00
                                                       -------    -------
  Operations:
   Net investment loss...............................    (0.01)     (0.02)
   Net realized/unrealized gains from investments....    (2.53)      0.75
                                                       -------    -------
  Total from operations..............................    (2.54)      0.73
                                                       -------    -------
  Change in net asset value per share................    (2.54)      0.73
                                                       -------    -------
  Net Asset Value, End of Period.....................  $  8.19    $ 10.73
                                                       =======    =======
  Total Return (excludes sales charge)...............   (23.67%)     7.30%(b)
  Ratios/Supplemental Data:
   Net Assets, end of period (000)...................  $20,073    $24,623
   Ratio of expenses to average net assets...........     1.65%      1.65%(c)
   Ratio of net investment loss to average net assets    (0.17%)    (0.43%)(c)
   Ratio of expenses to average net assets*..........     1.97%      2.04%(c)
   Portfolio Turnover................................    16.58%      9.55%

--------
(a) For the period from September 10, 2001 (commencement of operations) through March 31, 2002.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

                      See notes to financial statements.

INVESTMENT ADVISOR
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, Kentucky 40207

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT PUBLIC AUDITORS
Ernst & Young, LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215



This report is for the information of shareholders of The Shelby Funds, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Funds. Read the prospectus carefully before investing or sending money.

5/03


[LOGO] THE SHELBY FUNDS


                               SMC Capital, Inc.
                              Investment Advisor


                                 ANNUAL REPORT
                                      TO
                                 SHAREHOLDERS
                                March 31, 2003


                    BISYS Fund Services Limited Partnership
                               3435 Stelzer Road
                             Columbus, Ohio 43219